LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		175,491,567		175,491,567
Number of units issued (in shares)		10,236,000
Issuance price per share (USD per share)		$ 48.85
Proceeds from issuing other equity instruments		$ 500
Cost of LP Units repurchase					$ (1)
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Ownership percentage		57.00%		57.00%
Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		26.00%		26.00%
Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		42.00%		42.00%
Public shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		43.00%		43.00%
LP Units
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		179,047,436		179,047,436		178,977,800
Maximum units for normal course issuer bid						8,900,000
Percentage of units for normal course issuer bid						5.00%
Increase (decrease) in number of shares outstanding		0		0
Number of units repurchased (in units)					20,000
Cost of LP Units repurchase					$ 1
Dividends recognised as distributions to owners per share	$ 2.17
Incremental increase in distributions	$ 0.11
LP Units | Distribution reinvestment plan
Disclosure of limited partners equity [Line Items]
Units issued under distribution reinvestment plan (in units)		30,458	54,749	69,636	105,248
Share issue related cost		$ 1	$ 1	$ 3	$ 3
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		45,832,944		45,832,944		56,068,944
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%		0.01%		0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%		1.00%